Stockholders' Deficit (Details Narrative) (USD $)	0 Months Ended			1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended				93 Months Ended	0 Months Ended										1 Months Ended	0 Months Ended				3 Months Ended
	Oct. 14, 2013	Aug. 02, 2013	Dec. 27, 2012	Dec. 31, 2007	Aug. 31, 2007	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2013	Dec. 15, 2010	Oct. 19, 2009	Aug. 27, 2009	Feb. 12, 2007	Dec. 14, 2007	Jan. 05, 2007	Dec. 20, 2012	Sep. 30, 2008	Dec. 20, 2007	Dec. 14, 2006	Jan. 31, 2007	Dec. 18, 2013	Jan. 19, 2011	Jan. 19, 2013	Mar. 28, 2012	Dec. 31, 2013	Dec. 19, 2013	Nov. 21, 2013	Jun. 13, 2013	Feb. 26, 2013	Feb. 11, 2013	Dec. 21, 2012	Dec. 04, 2012	Oct. 11, 2012	Jul. 31, 2012	Dec. 31, 2010	Dec. 03, 2007	Nov. 07, 2007	Jul. 13, 2007	Dec. 23, 2013	Mar. 28, 2013
Common stock issued for cash														$ 756,160
Stock purchase agreement, maximum share price that LPC shall not have right or obligation to purchase shares																																									$ 0.50
Warrants exercise price											$ 2.90	$ 0.00			$ 2.90																$ 2.90				$ 0.00			$ 0.00			$ 0.50	$ 2.9		$ 5.00
Company drew on purchase agreement						0	0	0	0
Stock issued during period, shares, new issues		5,740,741
Stock issued during period, value										17,000
Company drew on purchase agreement				15,500,000								35,000			14,745,000
Expected volatility											104.20%
Risk free interest rate											0.07%
General and administrative expenses						264,132	152,605	739,160	551,207		716,127	1,281,851			18,782,027
Sale of stock, per share										$ 0.001
Original value of warrants						(55)	(386)	183	(22,241)		(22,542)	(12,326)			(2,967,358)
Legal fees											9,100			90,000
Common shares issued for services, shares											75,000	389,752
Common shares issued for services, value										112,000	9,100	83,000
Stock issued during period for consulting services, shares												13,889
Stock issued during period for consulting services, value										67,001		2,100
Number of stock issued for settlement of accrued expenses, shares	9,847,501		527,980
Number of stock issued for settlement of accrued expenses, value	123,000		93,528
Accrued rent expenses			24,891
Accrued payroll expenses	24,619
Warrants cancelled for cash															220,000
Class of warrant or right exercise price claim on number of warrants												5,740,741
Class of warrant or right exercise form presented on number of warrants																																						5,740,741
Class of warrant or right claims of breach of contract and declaratory relief number of warrants						5,740,741		5,740,741			5,740,741				5,740,741																5,740,741				5,740,741
Convertible note issued																																37,500		32,500		53,000	32,500		37,500	63,500
Convertible note interest rate																																											10.00%	10.00%
Proceeds from convertible notes payable					2,000,000			35,000	110,000		110,000	395,500	0		3,005,500
Amortization of deferred financing costs								0	38,600		1,031	63,000
Proceeds from related party								34,000							335,230
Repayment of related party
Fair market value of the conversion feature														332,000
Fair value of derivative liability											44,000	102,000			44,000																44,000
Accounts payable																																	583,710
Maximum of companies common stock																																	9.99%
Remaining derivative liability transferred to equity						13,189
Warrant [Member]
Warrants exercise price																$ 0.50		$ 3.00										$ 0.55
Expected volatility																		108.00%
Expected term																		1 year
Risk free interest rate																		2.48%
Market price per share																		$ 0.80
Warrant issued to purchase number of common stock																500,000	428,571	100,000
Warrants value based on the black scholes																		8,300
Number of warrants cancelled																	673,200
Warrants cancelled for cash																	220,000
Consulting Entity [Member]
Number of stock issued for employee, shares																			50,000
Number of stock issued for employee, value																			275,000
Amortized value of common stock																			275,000
Private Offerings [Member]
Common stock issued for cash																					12,500
Common stock issued for cash, shares																					6,250
Warrants exercise price																				$ 2.90
Expected volatility											122.90%
Expected term											5 years
Risk free interest rate											3.28%
Market price per share											$ 3.26				$ 3.26																$ 3.26
Sale of stock during period, shares																				5,740,741	278,500
Sale of stock, per share																				$ 2.70	$ 2.00
Sale of stock during period, value																				15,500,000	557,000
Warrant issued to purchase number of common stock											222,222									5,740,741
Original value of warrants											15,968,455
Placement agents fees											1,050,000
Legal fees											90,000
Warrants value based on the black scholes											618,133
2006 And Nonstatutory Stock Option Plan [Member]
Stock issued during period, shares, new issues											1,747,111
Number of shares granted under stock option											3,307,159
Number of shares available to issue											4,945,730				4,945,730																4,945,730
Stock Option [Member]
Number of shares granted under stock option																							550,000	1,038,750	1,990,000
Option exercise price, per share																							$ 2.70	$ 3.20	$ 2.00
Number of shares granted under stock option, value																								3,482,000	4,900,000
Expected volatility																								122.90%	99.00%
Expected term																								5 years	5 years
Risk free interest rate																								3.09%	4.73%
Market price per share																								$ 3.20	$ 3.05
Number of option expired																						1,317,159			1,970,000
Number of option exercised in a prior year																						20,000			20,000
Number of option vested immediately																								1,317,159
Number of option vested with in one year																								739,659
Number of option vested upon two contingent event																								27,500
General and administrative expenses															4,487,000
Project development expenses															4,368,000
Employment Agreements [Member]
Number of stock issued for employee, shares																										10,000
Number of stock issued for employee, value																										40,000
Maximum [Member]
Number of shares granted under stock option																									10,000,000
Number of shares granted under stock option, exercisable period																									5 years
Number of shares granted under stock option, percentage																									20.00%
Proceeds from convertible notes payable														2,000,000
Stock Purchase Agreement [Member]
Stock issued during period, shares, new issues											600,000	235,465	1,119,377
Company drew on purchase agreement											0	35,000	200,000
Commitment shares included in shares issued												2,132	12,183
Value available on the purchase agreement												9,615,000
Number of warrant accounted by the company								428,571			428,571
Number of stock issued in pro rate basis											600,000
Tarpon Initial Note [Member]
Common stock issued for cash								163,406																			29,802
Common stock issued for cash, shares								61,010,000																			6,619,835
Stock issued during period, shares, new issues											61,010,000
Stock issued during period, value								45,647,727
Sale of stock during period, shares											2,075,540
Placement agents fees								42,402																			7,450
Convertible note issued						25,000		25,000			25,000				25,000																25,000														50,000
Proceeds from related party											12,560
Repayment of related party											9,420
Amount provided to outstanding settlement								121,004																			22,352
Lincoln Park Capital Fund, LLC [Member]
Purchase agreement signed amount																												10,000,000
Common stock issued for cash																												10,000,000
Stock purchase agreement, maximum share price that LPC shall not have right or obligation to purchase shares											$ 0.15				$ 0.15																$ 0.15
Warrants exercise price						$ 0.55		$ 0.55			$ 0.55				$ 0.55																$ 0.55
Lincoln Park Capital Fund, LLC [Member] | Minimum [Member]
Common stock issued for cash																												35,000
Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Common stock issued for cash																													500,000
Lincoln Park Capital Fund, LLC [Member] | Initial Purchase [Member]
Common stock issued for cash								150,000			150,000
Common stock issued for cash, shares								428,571			428,571
Warrant expiration date								Jan. 31, 2016			Jan. 31, 2016
Stock issued during period, shares, new issues											600,000
Stock issued during period, value											9,850,000
President [Member]
Number of shares granted under stock option																								250,000
Option exercise price, per share																								$ 3.20
Chief Executive Officer [Member]
Number of shares granted under stock option																								28,409
Option exercise price, per share																								$ 3.52
TCA Global Credit Master Fund, LP [Member]
Purchase agreement signed amount																														2,000,000
Common stock issued for cash																														2,000,000
Sale of stock, per share																														$ 0.001
Common shares issued for services, shares																														280,000
Common shares issued for services, value																														110,000
Equity agreement period																														24 months
Price of shares as a percentage of lowest daily volume weighted average price																														95.00%
Payment of stock issue costs											60,000
Capitalized deferred costs											170,000				170,000																170,000
Deferred financings costs, amortization period											1 year
Amortization of deferred financing costs											0
Facility fees																														110,000
TCA Global Credit Master Fund, LP [Member] | Convertible Notes Payable [Member]
Legal fees									7,500																						7,500
Price of shares as a percentage of lowest daily volume weighted average price																																														95.00%
Convertible note issued																																														300,000
Convertible note interest rate																																														12.00%
Convertible note default rate																																														18.00%
Payment for financing and issue cost									93,000																						93,000
Capitalized deferred financings costs											24,800				24,800																24,800
Proceeds from convertible notes payable									207,000																						207,000
Fair market value of the conversion feature																															162,500
General and Administrative Expense [Member]
Stock-based compensation recognized						0	0	46,711	48,200
Project Development Expenses [Member]
Stock-based compensation recognized						$ 0	$ 0	$ 0	$ 0